Summary of Significant Accounting Policies (Policies) - Community Specialty Pharmacy, LLC [Member]	9 Months Ended
Sep. 30, 2018
Basis of Presentation

Basis of Presentation - The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

For the nine-month periods ended September 30, 2018 and 2017 unaudited financial statements were prepared by the Company, pursuant to the rules and regulations of the Securities Exchange Commission. The information furnished herein reflects all adjustment (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly present the operating result for the respective periods.

Use of Estimates

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to CSP and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents - Cash and cash equivalents consist of cash and short-term investments with original maturities of less than 90 days. As of December 31, 2017 and 2016, and as of September 30, 2018, the Company had no cash equivalents.

Accounts Receivable

Accounts Receivable - Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Reserves are recorded primarily on a specific identification basis. The Company had no allowance for uncollectible accounts as of December 31, 2017 and 2016, and as of September 30, 2018.

Inventory

Inventory - Inventories are stated at the lower of cost or net realizable value. Cost is determined on a weighted average basis. On a quarterly basis, we analyze our inventory levels and no reserve is maintained as obsolete or expired inventories are written off. There is no reserve for inventory obsolescence during the periods presented.

Revenue Recognition

Revenue Recognition - In general the Company accounts for revenue recognition in accordance with ASC 605, “Revenue Recognition” in years 2017 and 2016 and in 2018 in accordance with ASC 606, “Revenue from Contracts with Customers.”

The Company recognizes revenue at the time the customer takes possession of the merchandise. Customer returns are not material. The Company’s revenue is based on expected reimbursements from third-party payers (e.g., pharmacy benefit managers, insurance companies and governmental agencies) for dispensing prescription drugs. Revenue is recognized when (1) the price is fixed and determined as the customer has the prescription which outlines the amount and frequency of the drugs. (2) The prescription is persuasive evidence and requires the pharmacy to fill the prescription and deliver to the customer. (3) The prescription is delivered to the customer - the transaction price is based on expected reimbursements from third parties. (4) The recognition of revenue is when or as the entity satisfies a performance obligation – the revenue is recognized at the time of delivery.

The Company in 2018 adopted ASC 606, “Revenue from Contracts with Customers.” There was no impact to the financial statements.

The Company recognizes revenue from customer deposits in the period earned and the deposits are recorded as deferred revenue on the balance sheet.

Income Taxes

Income taxes - The Company accounts for income taxes utilizing ASC 740, “Income Taxes”. ASC 740 requires the measurement of deferred tax assets for deductible temporary differences and operating loss carry forwards, and of deferred tax liabilities for taxable temporary differences. The Company files as a Sub Chapter S corporation, a pass through entity, and as such does not recognize any provision for income taxes and has no liability for unrecognized tax benefits as of December 31, 2016 and December 31, 2017.